Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Basis of presentation

(a) Basis of presentation: The accompanying interim condensed consolidated financial statements are unaudited, but, in the opinion of management, reflect all adjustments for a fair statement of Navios Partners’ consolidated balance sheets, statement of partners’ capital, statements of operations and cash flows for the periods presented. The results of operations for the interim periods are not necessarily indicative of results for the full year. The footnotes are condensed as permitted by the requirements for interim financial statements and accordingly, do not include information and disclosures required under United States generally accepted accounting principles (“U.S. GAAP”) for complete financial statements. All such adjustments are deemed to be of a normal recurring nature. These interim financial statements should be read in conjunction with the Company’s consolidated financial statements and notes included in Navios Partners’ Annual Report for the year ended December 31, 2022 filed on Form 20-F on March 24, 2023 with the U.S. Securities and Exchange Commission (“SEC”).

Based on internal forecasts and projections that take into account reasonably possible changes in Company’s trading performance, management believes that the Company has adequate financial resources, including cash from sale of vessels, (see Note 4 – Vessels) to continue in operation and meet its financial commitments, including but not limited to, capital expenditures and debt service obligations, for a period of at least twelve months from the date of issuance of these condensed consolidated financial statements. Accordingly, the Company continues to adopt the going concern basis in preparing its financial statements.

Following Russia’s invasion of Ukraine in February 2022 the United States, the European Union, the United Kingdom and other countries have announced sanctions against Russia, and may impose wider sanctions and take other actions in the future. To date, no apparent consequences have been identified on the Company’s business. It should be noted that since the Company employs Ukrainian and Russian seafarers, it may face problems in relation to their employment, repatriation, salary payments and be subject to claims in this regard. Notwithstanding the foregoing, it is possible that these tensions might eventually have an adverse impact on our business, financial condition, results of operations and cash flows.

Interest rates have increased significantly as central banks in Europe, United States and other developed countries raise interest rates in an effort to reduce the inflation effect. The eventual implications of tighter monetary policy, and potentially higher long-term interest rates may drive a higher cost of capital for the Company.

Principles of consolidation

(b) Principles of consolidation: The accompanying interim condensed consolidated financial statements include Navios Partners’ wholly owned subsidiaries incorporated under the laws of the Republic of Marshall Islands, Liberia, Malta, Delaware, Cayman Islands, Hong Kong, British Virgin Islands, Luxemburg and Belgium from their dates of incorporation or from the date of acquiring control or, for chartered-in vessels, from the dates charter-in agreements were in effect. All significant inter-company balances and transactions have been eliminated in Navios Partners’ consolidated financial statements.

Navios Partners also consolidates entities that are determined to be variable interest entities (“VIE”) as defined in the accounting guidance, if it determines that it is the primary beneficiary. A VIE is defined as a legal entity where either (i) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity’s residual risks and rewards, (ii) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (iii) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity’s activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights.

Subsidiaries: Subsidiaries are those entities in which Navios Partners has an interest of more than one half of the voting rights or otherwise has power to govern the financial and operating policies of the entity.

A discussion of the Company’s significant accounting policies can be found in Note 2 to the Company’s consolidated financial statements included in the Annual Report filed on Form 20-F on March 24, 2023 with the SEC for the year ended December 31, 2022. There have been no material changes to these policies in the six months ended June 30, 2023, apart from those discussed below.

As of June 30, 2023, the Company has elected one of the optional expedients provided in the ASU 2020-04 Reference Rate Reform and its update that allows entities with contract modifications within the scope of Topic 470, for which the terms that are modified solely relate to directly replacing, or having the potential to replace a reference rate with another interest rate index, to account for the modification that meets the scope of paragraphs 848-20-15-2 through 15-3 as if the modification was not substantial. That is, the original contract and the new contract shall be accounted for as if they were not substantially different from one another, and the modification shall not be accounted for in the same manner as a debt extinguishment. As of June 30, 2023, the Company has entered into certain amendments in the existing loan agreements in order to replace the reference rate from Libor to Secured Overnight Financing Rate (“SOFR”). The Company will continue to evaluate the potential impact of adopting the standards on its consolidated financial statements.

Revenue and Expense Recognition

(c) Revenue and Expense Recognition:

Revenue from time chartering

Revenues from time chartering and bareboat chartering of vessels are accounted for as operating leases and are thus recognized on a straight line basis as the average lease revenue over the rental periods of such charter agreements, as service is performed. A time charter involves placing a vessel at the charterers’ disposal for a period of time during which the charterer uses the vessel in return for the payment of a specified daily hire rate. Short period charters for less than three months are referred to as spot-charters. Charters extending three months to a year are generally referred to as medium-term charters. All other charters are considered long-term. The Company has determined to recognize lease revenue as a combined single lease component for all time charters (operating leases) as the related lease component and non-lease components will have the same timing and pattern of the revenue recognition of the combined single lease component. The performance obligations in a time charter contract are satisfied over term of the contract beginning when the vessel is delivered to the charterer until it is redelivered back to the Company. Under time charters, operating costs such as for crews, maintenance and insurance are typically paid by the owner of the vessel. Revenue from time chartering and bareboat chartering of vessels amounted to $300,689 and $255,288 for the three month periods ended June 30, 2023 and 2022, respectively. Revenue from time chartering and bareboat chartering of vessels amounted to $568,361 and $476,606 for the six month periods ended June 30, 2023 and 2022, respectively.

Revenue from voyage contracts

Under a voyage charter, a vessel is provided for the transportation of specific goods between specific ports in return for payment of an agreed upon freight per ton of cargo. Upon adoption of ASC 606, the Company recognizes revenue ratably from port of loading to when the charterer’s cargo is discharged as well as defer costs that meet the definition of “costs to fulfill a contract” and relate directly to the contract. Revenue from voyage contracts amounted to $31,302 and $10,835 for the three month periods ended June 30, 2023 and 2022, respectively. Revenue from voyage contracts amounted to $55,052 and $17,406 for the six month periods ended June 30, 2023 and 2022, respectively.

Pooling arrangements

For vessels operating in pooling arrangements, the Company earns a portion of total revenues generated by the pool, net of expenses incurred by the pool. The amount allocated to each pool participant vessel, including the Company’s vessels, is determined in accordance with an agreed-upon formula, which is determined by points awarded to each vessel in the pool based on the vessel’s age, design and other performance characteristics. Revenue under pooling arrangements is accounted for as variable rate operating leases on the accrual basis and is recognized when an agreement with the pool exists, price is fixed, service is provided and the collectability is reasonably assured. The allocation of such net revenue may be subject to future adjustments by the pool however, such changes are not expected to be material. The Company recognizes net pool revenue on a monthly and quarterly basis, when the vessel has participated in a pool during the period and the amount of pool revenue can be estimated reliably based on the pool report. Revenue from vessels operating in pooling arrangements amounted to $14,947 and $13,726 for the three month periods ended June 30, 2023 and 2022, respectively. Revenue from vessels operating in pooling arrangements amounted to $32,997 and $22,392 for the six month periods ended June 30, 2023 and 2022, respectively.

Revenue from profit-sharing

Profit-sharing revenues are calculated at an agreed percentage of the excess of the charterer’s average daily income (calculated on a quarterly or semi-annual basis) over an agreed amount and accounted for on an accrual basis based on provisional amounts and for those contracts that provisional accruals cannot be made due to the nature of the profit sharing elements, these are accounted for on the actual cash settlement or when such revenue becomes determinable. Profit-sharing revenue amounted to $0 and $812 for the three month periods ended June 30, 2023 and 2022, respectively. Profit-sharing revenue amounted to $50 and $874 for the six month periods ended June 30, 2023 and 2022, respectively.

Revenues are recorded net of address commissions. Address commissions represent a discount provided directly to the charterers based on a fixed percentage of the agreed upon charter or freight rate. Since address commissions represent a discount (sales incentive) on services rendered by the Company and no identifiable benefit is received in exchange for the consideration provided to the charterer, these commissions are presented as a reduction of revenue.

Recent Accounting Pronouncements

Recent Accounting Pronouncements:

These condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and related notes included in Navios Partners’ Annual Report on Form 20-F for the year ended December 31, 2022.